Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of changes in net assets available for benefits for the year ended December 31, 2025, per the financial statements to the Form 5500 (in thousands):

	Amounts per Financial Statements	Difference	Amounts per Form 5500
Interest in net investment gain of Master Trust	$6,310,515	$(51,146)	$6,259,369
Interest income on notes receivable from participants	21,839	21,839	—
Administrative expenses	78,479	(72,985)	5,494